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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.             President                      (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL              November   , 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE
                                         -----------

Form 13F Information Table Entry Total:  27
                                         -----------

Form 13F Information Table Value Total: $126,183
                                         -----------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES        COMMON        002824100   4,646     115,000     X                                  X
AMERICAN EXPRESS           COMMON        025816109   4,833     155,000     X                                  X
AUTOMATIC DATA PROCESSING  COMMON        053015103   4,868     140,000     X                                  X
BERKSHIRE  HATHAWAY        CLASS A       084670108   8,129         110     X                                  X
CINTAS CORP.               COMMON        172908105   4,611     110,000     X                                  X
COCA-COLA COMPANY          COMMON        191216100   6,954     145,000     X                                  X
ELECTRONIC DATA SYSTEMS    COMMON        285661104   1,748     125,000     X                                  X
EMERSON ELECTRIC COMPANY   COMMON        291011104   2,636      60,000     X                                  X
FREDDIE MAC                COMMON        313400301   4,752      85,000     X                                  X
GANNETT CO. INC.           COMMON        364730101   5,774      80,000     X                                  X
GENERAL ELECTRIC           COMMON        369604103   4,191     170,000     X                                  X
GILLETTE CO.               COMMON        375766102   4,440     150,000     X                                  X
HOME DEPOT                 COMMON        437076102   3,654     140,000     X                                  X
ILLINOIS TOOL WORKS        COMMON        452308109   4,083      70,000     X                                  X
INTEL CORP.                COMMON        458140100   2,361     170,000     X                                  X
INTERPUBLIC GROUP OF COS.  COMMON        460690100   3,408     215,000     X                                  X
JOHNSON & JOHNSON          COMMON        478160104   7,030     130,000     X                                  X
MCDONALD'S CORP.           COMMON        580135101   3,002     170,000     X                                  X
MERCK & CO.                COMMON        589331107   4,800     105,000     X                                  X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.            COMMON        594918104   4,155      95,000     X                                  X
PFIZER                     COMMON        717081103   4,788     165,000     X                                  X
PITNEY BOWES INC.          COMMON        724479100   3,964     130,000     X                                  X
PROCTER & GAMBLE           COMMON        742718109   5,810      65,000     X                                  X
STATE STREET CORP.         COMMON        857477103   4,830     125,000     X                                  X
SYSCO CORPORATION          COMMON        871829107   6,104     215,000     X                                  X
WAL-MART STORES            COMMON        931142103   5,663     115,000     X                                  X
WRIGLEY WM. JR. CO.        COMMON        982526105   4,949     100,000     X                                  X
         TOTAL                                     126,183

